Note 5 - Loans and Related Allowance for Loan and Lease Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Individually evaluated for impairment	$ 740				$ 490				$ 740	$ 490
Collectively evaluated for impairment	13,602				12,969				13,602	12,969
Less: allowance for loan and lease losses	14,342				13,459				14,342	13,459
Beginning balance				$ 13,459				$ 6,768	13,459	6,768
Charge-offs									(465)	(3,839)
Recoveries									648	690
Provision	(200)	$ 0	$ 200	700	2,100	$ 4,000	$ 1,000	2,740	700	9,840
Ending balance	14,342				13,459				14,342	13,459
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Individually evaluated for impairment	10				10				10	10
Collectively evaluated for impairment	1,826				1,332				1,826	1,332
Less: allowance for loan and lease losses	1,836				1,342				1,836	1,342
Beginning balance				1,342				801	1,342	801
Charge-offs									0	(50)
Recoveries									45	17
Provision									449	574
Ending balance	1,836				1,342				1,836	1,342
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Individually evaluated for impairment	655				371				655	371
Collectively evaluated for impairment	6,776				6,446				6,776	6,446
Less: allowance for loan and lease losses	7,431				6,817				7,431	6,817
Beginning balance				6,817				3,382	6,817	3,382
Charge-offs									(313)	(3,022)
Recoveries									138	74
Provision									789	6,383
Ending balance	7,431				6,817				7,431	6,817
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Individually evaluated for impairment	0				0				0	0
Collectively evaluated for impairment	454				461				454	461
Less: allowance for loan and lease losses	454				461				454	461
Beginning balance				461				340	461	340
Charge-offs									0	0
Recoveries									0	0
Provision									(7)	121
Ending balance	454				461				454	461
Residential Portfolio Segment [Member]
Individually evaluated for impairment	17				20				17	20
Collectively evaluated for impairment	1,723				1,663				1,723	1,663
Less: allowance for loan and lease losses	1,740				1,683				1,740	1,683
Beginning balance				1,683				726	1,683	726
Charge-offs									(27)	(62)
Recoveries									27	42
Provision									57	977
Ending balance	1,740				1,683				1,740	1,683
Commercial And Industrial [Member]
Individually evaluated for impairment	42				48				42	48
Collectively evaluated for impairment	840				1,305				840	1,305
Less: allowance for loan and lease losses	882				1,353				882	1,353
Beginning balance				1,353				456	1,353	456
Charge-offs									(1)	(245)
Recoveries									194	294
Provision									(664)	848
Ending balance	882				1,353				882	1,353
Home Equity Lines of Credit [Member]
Individually evaluated for impairment	16				41				16	41
Collectively evaluated for impairment	1,436				1,364				1,436	1,364
Less: allowance for loan and lease losses	1,452				1,405				1,452	1,405
Beginning balance				1,405				932	1,405	932
Charge-offs										(55)
Recoveries									56	84
Provision									(9)	444
Ending balance	1,452				1,405				1,452	1,405
Construction and Other [Member]
Individually evaluated for impairment	0				0				0	0
Collectively evaluated for impairment	533				378				533	378
Less: allowance for loan and lease losses	533				378				533	378
Beginning balance				378				103	378	103
Charge-offs									0	0
Recoveries									46	157
Provision									109	118
Ending balance	533				378				533	378
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	0				0				0	0
Collectively evaluated for impairment	14				20				14	20
Less: allowance for loan and lease losses	14				20				14	20
Beginning balance				$ 20				$ 28	20	28
Charge-offs									(124)	(405)
Recoveries									142	22
Provision									(24)	375
Ending balance	$ 14				$ 20				$ 14	$ 20